DWS RREEF Global Real Estate Securities Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%		12.17%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.58%	2.76%		3.25%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.31%	0.66%		1.66%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.29%	1.15%		2.14%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	2.10%		3.77%
Performance Inception Date	Jul. 03, 2006
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.44%	2.54%		3.60%
Performance Inception Date	Jul. 03, 2006
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	3.73%	4.92%
Performance Inception Date	Nov. 01, 2016
Class R6 | MSCI World Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	12.92%
Class R6 | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.58%	2.76%	4.12%
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	3.64%		4.69%
Performance Inception Date	Jul. 03, 2006
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	3.52%		4.56%
Performance Inception Date	Jul. 03, 2006